Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 43,471	€ 42,522	€ 42,270
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Revenue	7,930	7,757	7,807
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	5,126	5,118	5,071
Operating segments [member] | Enterprise, operating segment [member] | SPAIN
Disclosure of operating segments [line items]
Revenue	19	13	13
Operating segments [member] | Enterprise, operating segment [member] | Europe, excluding France and Spain [member]
Disclosure of operating segments [line items]
Revenue	1,413	1,294	1,287
Operating segments [member] | Enterprise, operating segment [member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenue	1,023	1,331	1,436
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenue	1,540	1,515	1,450
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	1,361	1,353	1,305
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Europe, excluding France and Spain [member] | Fixed only broadband [member]
Disclosure of operating segments [line items]
Revenue	2,955	2,862	2,748
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Europe, excluding France and Spain [member] | Fixed only narrowband [member]
Disclosure of operating segments [line items]
Revenue	831	1,010	1,212
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Europe, excluding France and Spain [member] | Voice services [member]
Disclosure of operating segments [line items]
Revenue	1,018	1,106	1,237
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | Europe, excluding France and Spain [member] | Data services [member]
Disclosure of operating segments [line items]
Revenue	2,448	€ 2,527	€ 2,614
Operating segments [member] | Totem
Disclosure of operating segments [line items]
Revenue	685
Operating segments [member] | Totem | FRANCE
Disclosure of operating segments [line items]
Revenue	473
Operating segments [member] | Totem | SPAIN
Disclosure of operating segments [line items]
Revenue	€ 212